Consolidated Balance Sheets (Parenthetical) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Related Parties INR	Mar. 31, 2012 Related Parties INR
Accounts receivable, allowance		4,157	3,267
Accounts receivable, related parties		1,550	1,472
Prepaid expenses and other current assets, allowance		719	687
Prepaid expenses and other current assets	146	7,948	7,573	275	98
Other non-current assets	201	10,982	12,103	1,741	2,899
Accounts payable, related party		2,324	1,182
Accrued expenses and other current liabilities	467	25,482	23,296	1,406	1,552
Other non-current liabilities	$ 857	46,713	40,729	2,845	1,741
Equity shares, par value		10	10
Equity shares, authorized	400,000,000	400,000,000	400,000,000
Equity shares, shares issued	285,000,000	285,000,000	285,000,000
Equity shares, shares outstanding	285,000,000	285,000,000	285,000,000